S000012097 [Member] Average Annual Total Returns	12 Months Ended	15 Months Ended	60 Months Ended	120 Months Ended	158 Months Ended	239 Months Ended	287 Months Ended	305 Months Ended	565 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)	2.01%
Class Inst2
Prospectus [Line Items]
Average Annual Return, Percent	8.98%		(0.05%)	2.98%
Performance Inception Date					Nov. 08, 2012
Class Inst3
Prospectus [Line Items]
Average Annual Return, Percent	9.00%		(0.01%)	3.03%
Performance Inception Date					Nov. 08, 2012
Class S
Prospectus [Line Items]
Average Annual Return, Percent	8.88%		(0.13%)	2.91%
Performance Inception Date		Oct. 02, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent	5.36%		(0.98%)	2.34%
Performance Inception Date								Jul. 31, 2000
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.39%		(2.55%)	0.69%
Performance Inception Date								Jul. 31, 2000
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.14%		(1.42%)	1.10%
Performance Inception Date								Jul. 31, 2000
Class C
Prospectus [Line Items]
Average Annual Return, Percent	6.81%		(1.12%)	1.89%
Performance Inception Date							Feb. 01, 2002
Class R
Prospectus [Line Items]
Average Annual Return, Percent	8.34%		(0.63%)	2.40%
Performance Inception Date						Jan. 23, 2006
Class Inst
Prospectus [Line Items]
Average Annual Return, Percent	8.88%		(0.13%)	2.91%
Performance Inception Date									Dec. 05, 1978